November 22, 2005






U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


Vanguard Bond Index Funds (the Funds)
File No. 33-6001


Enclosed is the 37th Post-Effective Amendment to the Trust's Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(a) under the Securities Act of 1933. The purposes of this Amendment are to: (1) introduce a new institutional share class for the Intermediate-Term Bond Index Fund and the Long-Term Bond Index Fund, (2) amend the Frequent Trader Policy Disclosure for all of the Funds within this registrant, and (3) to effect a number of non-material editorial changes. Pursuant to Rule 485(a) under the Securities Act of 1933, we request that this Amendment be declared effective on January 26, 2006. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485 (b) filing that will include: (1) text addressing any SEC staff comments; and (2) updated financial statements for each series of the Trust. Pursuant to Rule 485 (d)(2), the Rule 485(b) filing will designate as its effective date the same date on which we have requested that this 485 (a) filing be declared effective. Please contact me at (610) 669-1538 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,



Judith L. Gaines
Associate Counsel
The Vanguard Group, Inc.

Enclosures

cc: Christian Sandoe, Esq.
       U.S. Securities and Exchange Commission